Financial liabilities - Kreos / Claret Financing (Details) € / shares in Units, € in Thousands					6 Months Ended	12 Months Ended
	Aug. 28, 2025 shares	Aug. 06, 2025 shares	Nov. 02, 2023 shares	Aug. 20, 2023 EUR (€) tranche shares	Jun. 30, 2025 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities					1.00%	1.00%
Volatility | Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets					€ 1	€ (1)
Volatility | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets					€ 34	€ 37
Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares					€ 1	€ 1
Ordinary share price (in euro per share) | Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets					€ (82)	€ (3)
Ordinary share price (in euro per share) | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets					€ 391	€ 350
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities					1.00%	1.00%
Risk-free rate | Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets					€ (6)	€ (3)
Risk-free rate | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets					€ 50	€ 61
Final redemption scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities					10.00%	10.00%
Final redemption scenario probability | Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets					€ (6)	€ 3
Discount rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities					1.00%	1.00%
Discount rate | Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets					€ (60)	€ (82)
7-year expiry scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities					10.00%	10.00%
7-year expiry scenario probability | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets					€ 103	€ 75
Kreos A-B and C
Disclosure of detailed information about borrowings [line items]
Expiry scenario period, other equity instruments granted					7 years	7 years
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Borrowings, number of tranches | tranche				3
Borrowings, maximum borrowing capacity per tranche				€ 25,000
Kreos & Claret financing | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares				214,198
Kreos & Claret financing | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares			405,832
Kreos & Claret convertible notes (OCABSA) | Ordinary shares | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Number of ordinary shares issued (in shares) | shares		785,389
Kreos A & B & C BSA | Ordinary shares | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Number of ordinary shares issued (in shares) | shares		319,251
Kreos A & B BSA | Ordinary shares | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Number of ordinary shares issued (in shares) | shares	319,251
Kreos C BSA | Ordinary shares | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Number of ordinary shares issued (in shares) | shares	206,662